Tax - Income statement related/reconciliation of tax rate (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes	SFr 813	SFr (757)	SFr 1,551	SFr 56	SFr 2,752
Current and deferred taxes
Deferred income tax expense				(302)	134
Income tax expense	566	(526)	391	40	281
Reconciliation of taxes computed at the Swiss statutory rate
Income tax expense computed at the statutory tax rate	SFr 150
Swiss statutory rate (as a percent)	18.50%
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	SFr (45)
Changes in tax law and rates	(31)
Other non-deductible expenses	140
Lower taxed income	(40)
of which tax benefit in respect to non-taxable dividend income	13
of which tax benefit related non-taxable life insurance income	26
(Income)/loss taxable to non-controlling interests	(15)
Changes in deferred tax valuation allowance	292
(Windfall tax benefits)/shortfall tax charges on share-based compensation	31
Other	54
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	5
of which tax expense relating to non-recoverable foreign and withholding taxes	26
of which tax (benefit)/charge from the impact of prior year adjustments	(22)
of which tax expense from own-credit revaluation gains	7
of which tax impact of transitional adjustments arising from adoption of new accounting standards	25
of which tax impact of the US Base Erosion and Anti-abuse Tax (BEAT), for 2021	10
Income tax expense	566	SFr (526)	SFr 391	40	281
Switzerland
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance	(18)
UK
Increase/(decrease) in income taxes resulting from:
of which tax rate change	(31)
Changes in deferred tax valuation allowance	SFr 310
Bank
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes				15	2,582
Current and deferred taxes
Deferred income tax expense				(322)	110
Income tax expense				6	244
Reconciliation of taxes computed at the Swiss statutory rate
Income tax expense computed at the statutory tax rate				SFr 3
Swiss statutory rate (as a percent)				18.50%
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount				SFr (50)
Changes in tax law and rates				(27)
Other non-deductible expenses				49
Lower taxed income				(7)
of which tax benefit in respect to non-taxable dividend income				3
of which tax benefit related non-taxable life insurance income				4
(Income)/loss taxable to non-controlling interests				(2)
Changes in deferred tax valuation allowance				49
(Windfall tax benefits)/shortfall tax charges on share-based compensation				29
Other				(42)
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals				(10)
of which tax expense relating to non-recoverable foreign and withholding taxes				5
of which tax (benefit)/charge from the impact of prior year adjustments				(44)
of which tax impact of transitional adjustments arising from adoption of new accounting standards				4
of which tax impact of the US Base Erosion and Anti-abuse Tax (BEAT), for 2020				1
Income tax expense				6	SFr 244
Bank | Switzerland
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance				(5)
Bank | UK
Increase/(decrease) in income taxes resulting from:
of which tax rate change				(27)
Changes in deferred tax valuation allowance				SFr 54